Annual Fund Operating Expenses - SLW Short Duration Income ETF [Member]	Jun. 08, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.02%	[3]
Expenses (as a percentage of Assets)	0.42%

[1]	Pursuant to a management agreement with a unitary style fee, the adviser pays all operating expenses of the Fund other than borrowing costs, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and extraordinary expenses. The management fee is subject to breakpoints such that fees are 0.40% on the first $500 million, 0.35% on the next $500 million, and 0.30% on amounts over $1 billion.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.